Investment Income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Interest income from financial assets at amortised cost	R 257	R 244	R 272
Gains (losses) on financial assets at fair value through profit or loss	118	64	71
Total investment income	R 375	R 308	R 343